Organization (Details) - Acuren Corporation [Member] - NV5 Global, Inc. [Member]	May 15, 2025 $ / shares
Organization (Details) [Line Items]
Tender offer, share price	$ 23
Merger Agreement, cash tender offer share price	10
Stock consideration, per share price	$ 13
Expected ownership percentage of stockholders	40.00%